Business Segment Information Segment Results (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 T	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Coal handling capacity (in tons)									30,000,000
Sales and other operating revenue	$ 223.9	$ 216.8	$ 217.8	$ 214.5	$ 230.4	$ 219.5	$ 228.1	$ 253.7	$ 873.0	$ 931.7
Adjusted EBITDA									188.9	194.8	174.0
Depreciation and amortization expense									54.3	46.6
Capital Expenditure									67.6	46.2
Segment assets, excluding tax assets	1,395.4				1,377.3				1,395.4	1,377.3
Tax assets	21.6				32.0				21.6	32.0
Assets	1,417.0				1,409.3				1,417.0	1,409.3
Domestic Coke
Segment Reporting Information [Line Items]
Adjusted EBITDA									181.8	196.9
Depreciation and amortization expense									46.7	44.8
Capital Expenditure									64.7	46.0
Segment assets, excluding tax assets	1,264.1				1,234.0				1,264.1	1,234.0
Coal logistics revenues
Segment Reporting Information [Line Items]
Adjusted EBITDA									14.3	4.7
Depreciation and amortization expense									7.6	1.8
Capital Expenditure									2.9	0.2
Segment assets, excluding tax assets	116.6				120.6				116.6	120.6
Corporate and Other
Segment Reporting Information [Line Items]
Adjusted EBITDA									(7.2)	(6.8)
Segment assets, excluding tax assets	14.7				22.7				14.7	22.7
Operating Segments | Domestic Coke
Segment Reporting Information [Line Items]
Sales and other operating revenue									823.7	919.3
Operating Segments | Coal logistics revenues
Segment Reporting Information [Line Items]
Sales and other operating revenue									49.3	12.4
Operating Segments | Coal Logistics Intersegment Sales
Segment Reporting Information [Line Items]
Sales and other operating revenue									5.7	1.2
Intersegment Eliminations
Segment Reporting Information [Line Items]
Sales and other operating revenue									$ (5.7)	$ (1.2)